Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 05, 2023	Feb. 06, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average Summary Compensation Table Total for Non-PEO NEOs (d)($)(3)	Average Compensation Actually Paid to Non-PEO NEOs (e)($)(2)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table for PEO (b)($)(1)	Compensation Actually Paid to PEO (c)($)(2)			Total Shareholder Return (f)($)	Peer Group Total Shareholder Return (g)($)(4)	Net Income (Loss) (in thousands) (h)($)	Revenue (in thousands) (i)($)
2023	11,284,123	15,303,936	4,407,257	6,151,443	149	161	73,071	2,753,434
2022	9,794,382	14,575,257	3,961,982	8,732,531	131	171	(143,259)	2,180,848
2021	8,081,741	14,452,520	4,127,981	8,083,765	115	152	(282,076)	1,684,179

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Total Compensation as set forth in the Summary Compensation Table in this proxy statement. Mr. Giancarlo served as our Principal Executive Officer (PEO) in each of fiscal 2023, 2022 and 2021. Average of the Total Compensation as set forth in the Summary Compensation Table in the proxy statement for the applicable year for the named executive officers, other than our PEO, which are comprised of the following individuals: for 2023, Messrs. Krysler, Colgrove, Singh and FitzSimons; for 2022, Messrs. Krysler, Colgrove and Singh; and for 2021, Messrs. Krysler, Colgrove and Paul Mountford.
Peer Group Issuers, Footnote [Text Block]	Based on the NYSE Arca Tech 100 Index.
PEO Total Compensation Amount	$ 11,284,123	$ 9,794,382	$ 8,081,741
PEO Actually Paid Compensation Amount	$ 15,303,936	14,575,257	14,452,520
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table (SCT) Total for PEO (column b)	11,284,123	9,794,382	8,081,741
- Amounts reported in the SCT for equity awards (stock awards or options granted in the Covered Year)	9,469,212	7,735,478	6,695,186
+ Year-end fair value of unvested equity awards granted in the Covered Year	9,089,350	10,600,618	10,386,295
+ Fair value as of the vesting date for equity awards granted in the Covered Year that vested during the Covered Year	—	—	—
+/- Change in fair value as of the end of the Covered Year (compared to the end of the prior fiscal year) for equity awards granted in prior fiscal years which are outstanding and unvested as of the end of the Covered Year	2,086,128	1,973,507	4,319,563
+/- Change in fair value as of the vesting dates (compared to the end of the prior fiscal year) for equity awards granted in prior years that vested in the Covered Year	2,313,548	(57,773)	(1,639,893)
- Fair value at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the Covered Year.	—	—	—
CAP TO PEO (column c)	15,303,936	14,575,257	14,452,520

Non-PEO NEO Average Total Compensation Amount	$ 4,407,257	3,961,982	4,127,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,151,443	8,732,531	8,083,765
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table (SCT) Total for PEO (column b)	4,407,257	3,961,982	4,127,981
- Amounts reported in the SCT for equity awards (stock awards or options granted in the Covered Year)	3,195,871	2,642,954	3,050,029
+ Year-end fair value of unvested equity awards granted in the Covered Year	3,067,667	6,095,363	4,731,534
+ Fair value as of the vesting date for equity awards granted in the Covered Year that vested during the Covered Year	—	—	—
+/- Change in fair value as of the end of the Covered Year (compared to the end of the prior fiscal year) for equity awards granted in prior fiscal years which are outstanding and unvested as of the end of the Covered Year	960,605	1,177,864	2,172,166
+/- Change in fair value as of the vesting dates (compared to the end of the prior fiscal year) for equity awards granted in prior years that vested in the Covered Year	911,786	140,277	102,112
- Fair value at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the Covered Year.	—	—	—
AVERAGE CAP TO NON-PEO NEOs (column e)	6,151,443	8,732,531	8,083,765

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Company TSR & Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid vs. Company TSR & Peer Group TSR
Tabular List [Table Text Block]	Revenue Non-GAAP Operating Profit Subscription Services Revenue Subscription ARR NPS
Total Shareholder Return Amount	$ 149	131	115
Peer Group Total Shareholder Return Amount	161	171	152
Net Income (Loss)	$ 73,071,000	$ (143,259,000)	$ (282,076,000)
Company Selected Measure Amount	2,753,434,000	2,180,848,000	1,684,179,000
PEO Name	Mr. Giancarlo	Mr. Giancarlo	Mr. Giancarlo
Additional 402(v) Disclosure [Text Block]	We are providing the following information about the relationship between executive compensation actually paid (CAP), as defined under Item 402(v) of Regulation S-K, and certain financial performance measures of Pure. For further information concerning Pure’s variable pay-for-performance philosophy and how Pure aligns executive compensation with Pure’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”The Compensation Actually Paid (CAP) is determined in accordance with Item 402(v) of Regulation S-K. The fair value of stock options was determined using a Black-Scholes model, the fair value of PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date and the fair value of RSUs was based on the stock price on the vesting date. For each covered year, the values included in column (c) for the CAP to our PEO and in column (e) for the average CAP to our non-PEO named executive officers reflect the adjustments set forth below. Pure does not maintain a pension plan and does not pay dividends on its common stock so no adjustments for these factors were necessary.We have identified the performance measures below as the most important in setting compensation for our named executive officers for fiscal 2023, each of which is described in more detail in the section above titled “Executive Compensation – Compensation Discussion and Analysis.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Subscription Services Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Subscription ARR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	NPS
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,469,212	$ 7,735,478	$ 6,695,186
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,089,350	10,600,618	10,386,295
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,086,128	1,973,507	4,319,563
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,313,548	(57,773)	(1,639,893)
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,195,871	2,642,954	3,050,029
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,067,667	6,095,363	4,731,534
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	960,605	1,177,864	2,172,166
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	911,786	140,277	102,112
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0